Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
March 31, 2024
LCC-NPRT1-0524
1.9899866.103
U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 5.32% 5/16/24 (b) (Cost $1,987,050)	2,000,000	1,986,928

Foreign Government and Government Agency Obligations - 83.2%
		Principal Amount (a)	Value ($)
Brazil - 10.1%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 9.892% to 13.1648% 7/1/24 to 7/1/27	BRL	103,020,000	17,064,058
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,731,190
10% 1/1/27	BRL	38,000,000	7,543,376
10% 1/1/29	BRL	26,500,000	5,164,354
10% 1/1/31	BRL	17,250,000	3,298,467
10% 1/1/33	BRL	18,050,000	3,413,694
10% 1/1/35	BRL	5,500,000	1,027,530
TOTAL BRAZIL			43,242,669
Chile - 1.4%
Chilean Republic:
2.5% 3/1/25	CLP	1,250,000,000	1,241,166
4.5% 3/1/26	CLP	1,025,000,000	1,024,840
4.7% 9/1/30 (Reg. S) (c)	CLP	950,000,000	914,442
6% 4/1/33 (Reg. S) (c)	CLP	1,500,000,000	1,551,177
6% 1/1/43	CLP	1,275,000,000	1,351,079
TOTAL CHILE			6,082,704
China - 4.8%
Peoples Republic of China:
2.68% 5/21/30	CNY	48,750,000	6,870,561
2.88% 2/25/33	CNY	28,000,000	4,021,851
2.91% 10/14/28	CNY	13,000,000	1,851,133
3.12% 10/25/52	CNY	24,750,000	3,761,548
3.81% 9/14/50	CNY	23,250,000	3,927,291
TOTAL CHINA			20,432,384
Colombia - 4.7%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	7,171,043
6% 4/28/28	COP	1,850,000,000	424,581
7% 6/30/32	COP	26,300,000,000	5,679,395
7.25% 10/18/34	COP	11,500,000,000	2,416,443
7.25% 10/26/50	COP	8,500,000,000	1,541,056
7.5% 8/26/26	COP	5,075,000,000	1,266,413
9.25% 5/28/42	COP	5,900,000,000	1,343,083
TOTAL COLOMBIA			19,842,014
Czech Republic - 4.7%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	175,750,000	6,334,511
1.2% 3/13/31	CZK	144,370,000	5,173,944
1.5% 4/24/40	CZK	40,000,000	1,190,666
1.95% 7/30/37	CZK	38,500,000	1,282,409
2% 10/13/33	CZK	114,250,000	4,112,403
2.75% 7/23/29	CZK	26,000,000	1,053,791
5.7% 5/25/24	CZK	17,750,000	756,078
TOTAL CZECH REPUBLIC			19,903,802
Dominican Republic - 0.3%
Dominican Republic:
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	449,286
13.625% 2/3/33 (c)	DOP	38,500,000	785,524
TOTAL DOMINICAN REPUBLIC			1,234,810
Egypt - 0.2%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	532,540
16.1% 5/7/29	EGP	12,000,000	168,607
TOTAL EGYPT			701,147
Hungary - 2.7%
Hungarian Republic:
2.25% 4/20/33	HUF	505,000,000	976,547
2.5% 10/24/24	HUF	400,000,000	1,068,992
2.75% 12/22/26	HUF	1,144,000,000	2,833,278
3% 10/27/38	HUF	450,000,000	816,472
3.25% 10/22/31	HUF	617,000,000	1,353,518
6.75% 10/22/28	HUF	1,653,000,000	4,530,824
TOTAL HUNGARY			11,579,631
Indonesia - 8.6%
Indonesian Republic:
5.125% 4/15/27	IDR	15,000,000,000	911,353
6.375% 4/15/32	IDR	99,250,000,000	6,147,178
6.5% 2/15/31	IDR	65,000,000,000	4,068,906
7.125% 6/15/38	IDR	18,000,000,000	1,159,351
7.125% 6/15/42	IDR	15,750,000,000	1,011,656
7.125% 6/15/43	IDR	37,000,000,000	2,379,822
7.5% 4/15/40	IDR	56,750,000,000	3,772,595
8.25% 5/15/29	IDR	123,500,000,000	8,346,279
8.25% 5/15/36	IDR	44,750,000,000	3,154,389
8.375% 9/15/26	IDR	66,750,000,000	4,388,520
8.375% 3/15/34	IDR	19,788,000,000	1,396,455
TOTAL INDONESIA			36,736,504
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	962,123
Malaysia - 9.4%
Malaysian Government:
3.519% 4/20/28	MYR	40,750,000	8,585,482
3.582% 7/15/32	MYR	10,750,000	2,229,495
3.757% 5/22/40	MYR	5,000,000	1,023,875
3.828% 7/5/34	MYR	14,300,000	3,010,765
3.882% 3/14/25	MYR	13,000,000	2,758,346
3.885% 8/15/29	MYR	13,000,000	2,778,259
3.906% 7/15/26	MYR	23,500,000	5,016,031
4.065% 6/15/50	MYR	17,000,000	3,512,280
4.457% 3/31/53	MYR	4,500,000	994,697
4.504% 4/30/29	MYR	9,750,000	2,142,610
4.642% 11/7/33	MYR	4,250,000	953,570
4.696% 10/15/42	MYR	6,450,000	1,472,339
4.736% 3/15/46	MYR	4,500,000	1,025,388
4.762% 4/7/37	MYR	13,000,000	2,967,230
4.893% 6/8/38	MYR	6,250,000	1,449,134
TOTAL MALAYSIA			39,919,501
Mexico - 11.0%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	15,303,771
7.5% 6/3/27	MXN	19,250,000	1,095,873
7.75% 11/23/34	MXN	42,500,000	2,290,033
7.75% 11/13/42	MXN	145,250,000	7,432,000
8% 9/5/24	MXN	96,750,000	5,741,507
8% 7/31/53	MXN	55,250,000	2,844,106
8.5% 5/31/29	MXN	205,250,000	11,968,133
TOTAL MEXICO			46,675,423
Paraguay - 0.3%
Republic of Paraguay 7.9% 2/9/31 (c)	PYG	7,750,000,000	1,080,456
Peru - 2.3%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	485,669
5.4% 8/12/34(Reg. S)	PEN	4,850,000	1,123,508
5.94% 2/12/29	PEN	5,250,000	1,403,551
6.35% 8/12/28	PEN	9,900,000	2,725,434
6.9% 8/12/37	PEN	250,000	64,035
6.95% 8/12/31	PEN	11,500,000	3,097,892
7.3% 8/12/33(Reg. S) (c)	PEN	3,750,000	1,012,912
TOTAL PERU			9,913,001
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	30,000,000	500,277
Poland - 4.7%
Polish Government:
1.25% 10/25/30	PLN	10,700,000	2,083,316
1.75% 4/25/32	PLN	24,000,000	4,596,190
2.5% 7/25/26	PLN	4,250,000	1,004,336
2.5% 7/25/27	PLN	8,250,000	1,898,184
2.75% 4/25/28	PLN	14,000,000	3,189,826
2.75% 10/25/29	PLN	7,000,000	1,541,532
6% 10/25/33	PLN	21,250,000	5,525,915
TOTAL POLAND			19,839,299
Romania - 4.4%
Romanian Republic:
3.65% 9/24/31	RON	24,250,000	4,412,001
4.25% 4/28/36	RON	2,500,000	439,334
4.75% 2/24/25	RON	21,050,000	4,519,188
4.75% 10/11/34	RON	2,750,000	516,768
5% 2/12/29	RON	30,950,000	6,362,945
5.8% 7/26/27	RON	7,500,000	1,607,793
6.7% 2/25/32	RON	3,750,000	821,721
TOTAL ROMANIA			18,679,750
South Africa - 7.8%
South African Republic:
6.25% 3/31/36	ZAR	60,500,000	1,981,463
6.5% 2/28/41	ZAR	10,000,000	300,290
7% 2/28/31	ZAR	94,750,000	4,022,435
8% 1/31/30	ZAR	239,000,000	11,187,352
8.25% 3/31/32	ZAR	17,750,000	780,780
8.5% 1/31/37	ZAR	80,000,000	3,109,820
8.75% 2/28/48	ZAR	145,250,000	5,303,561
8.875% 2/28/35	ZAR	155,500,000	6,532,190
TOTAL SOUTH AFRICA			33,217,891
Thailand - 4.5%
Kingdom of Thailand:
1.585% 12/17/35	THB	122,750,000	3,015,402
1.6% 6/17/35	THB	180,750,000	4,481,331
2% 12/17/31	THB	31,250,000	831,677
2% 6/17/42	THB	85,000,000	2,047,596
2.875% 6/17/46	THB	44,400,000	1,171,663
3.3% 6/17/38	THB	147,750,000	4,296,782
3.45% 6/17/43	THB	91,000,000	2,651,900
3.775% 6/25/32	THB	29,000,000	873,181
TOTAL THAILAND			19,369,532
Turkey - 0.3%
Turkish Republic:
17.3% 7/19/28	TRY	35,500,000	843,565
17.8% 7/13/33	TRY	25,000,000	596,186
TOTAL TURKEY			1,439,751
Uruguay - 0.7%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	801,298
8.5% 3/15/28 (Reg. S)	UYU	49,025,000	1,280,973
9.75% 7/20/33	UYU	34,298,120	955,835
TOTAL URUGUAY			3,038,106
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $361,147,062)			354,390,775

Supranational Obligations - 1.0%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	996,588
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	923,368
5.7% 11/12/24	INR	105,000,000	1,247,659
International Bank for Reconstruction & Development 7.05% 7/22/29	INR	84,500,000	1,016,611
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,687,145)			4,184,226

Money Market Funds - 13.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $58,594,738)	58,583,021	58,594,738

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $426,415,995)	419,156,667
NET OTHER ASSETS (LIABILITIES) - 1.6%	6,955,154
NET ASSETS - 100.0%	426,111,821

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

MXN	20,980,742	USD	1,258,066	State Street Bank and Trust Co	4/01/24	3,971
USD	1,074,404	ZAR	20,343,892	State Street Bank and Trust Co	4/02/24	280
BRL	3,115,000	USD	620,150	BNP Paribas S.A.	5/16/24	(1,704)
BRL	5,412,000	USD	1,080,153	BNP Paribas S.A.	5/16/24	(5,666)
BRL	5,547,000	USD	1,101,141	Citibank, N. A.	5/16/24	148
CLP	1,203,275,000	USD	1,243,695	BNP Paribas S.A.	5/16/24	(17,173)
CLP	520,649,000	USD	524,954	Bank of America, N.A.	5/16/24	5,754
CLP	1,057,654,000	USD	1,119,448	Bank of America, N.A.	5/16/24	(41,360)
CNY	17,973,000	USD	2,517,227	Bank of America, N.A.	5/16/24	(18,636)
CNY	137,568,000	USD	19,364,865	Goldman Sachs Bank USA	5/16/24	(240,277)
COP	3,844,800,000	USD	958,086	Bank of America, N.A.	5/16/24	29,108
COP	609,900,000	USD	155,309	State Street Bank and Trust Co	5/16/24	1,289
CZK	105,870,000	USD	4,522,585	Bank of America, N.A.	5/16/24	(9,313)
CZK	38,116,000	USD	1,651,035	Goldman Sachs Bank USA	5/16/24	(26,138)
CZK	24,801,000	USD	1,073,120	Goldman Sachs Bank USA	5/16/24	(15,845)
HUF	576,716,000	USD	1,579,551	BNP Paribas S.A.	5/16/24	(4,060)
HUF	446,035,000	USD	1,235,492	Bank of America, N.A.	5/16/24	(17,000)
HUF	288,363,000	USD	789,782	JPMorgan Chase Bank, N.A.	5/16/24	(2,023)
IDR	92,315,200,000	USD	5,893,463	Citibank, N. A.	5/16/24	(78,436)
INR	439,012,000	USD	5,281,983	Citibank, N. A.	5/16/24	(23,293)
KRW	1,438,800,000	USD	1,078,722	Citibank, N. A.	5/16/24	(10,110)
MXN	13,557,000	USD	804,661	BNP Paribas S.A.	5/16/24	5,091
MXN	19,735,000	USD	1,138,014	Citibank, N. A.	5/16/24	40,747
MYR	6,782,000	USD	1,424,042	Goldman Sachs Bank USA	5/16/24	13,055
MYR	5,035,000	USD	1,066,060	Goldman Sachs Bank USA	5/16/24	850
PEN	5,640,000	USD	1,530,654	Bank of America, N.A.	5/16/24	(15,810)
PEN	1,695,000	USD	457,046	State Street Bank and Trust Co	5/16/24	(1,787)
PLN	4,996,000	USD	1,251,672	Goldman Sachs Bank USA	5/16/24	(1,408)
PLN	9,013,000	USD	2,267,178	Royal Bank of Canada	5/16/24	(11,648)
PLN	27,345,000	USD	6,880,500	State Street Bank and Trust Co	5/16/24	(37,333)
PLN	29,057,000	USD	7,324,967	State Street Bank and Trust Co	5/16/24	(53,366)
RON	8,360,000	USD	1,822,639	Citibank, N. A.	5/16/24	(9,220)
RON	5,998,000	USD	1,319,594	Citibank, N. A.	5/16/24	(18,531)
THB	781,712,000	USD	21,863,929	JPMorgan Chase Bank, N.A.	5/16/24	(350,618)
THB	69,619,000	USD	1,924,772	JPMorgan Chase Bank, N.A.	5/16/24	(8,804)
THB	30,850,000	USD	848,693	JPMorgan Chase Bank, N.A.	5/16/24	322
TRY	195,048,000	USD	5,741,752	Bank of America, N.A.	5/16/24	(24,510)
TRY	34,726,000	USD	1,024,739	Citibank, N. A.	5/16/24	(6,851)
TWD	34,080,000	USD	1,072,541	JPMorgan Chase Bank, N.A.	5/16/24	(2,029)
USD	995,776	BRL	4,951,000	Bank of America, N.A.	5/16/24	12,815
USD	1,819,505	BRL	9,123,000	Royal Bank of Canada	5/16/24	8,244
USD	1,150,365	CLP	1,118,845,000	BNP Paribas S.A.	5/16/24	9,904
USD	452,914	CLP	445,350,000	Bank of America, N.A.	5/16/24	(1,041)
USD	3,529,155	CNY	25,087,000	Citibank, N. A.	5/16/24	41,582
USD	1,048,330	CNY	7,440,000	Goldman Sachs Bank USA	5/16/24	14,028
USD	1,343,158	CNY	9,570,000	JPMorgan Chase Bank, N.A.	5/16/24	12,745
USD	1,135,534	COP	4,454,700,000	Bank of America, N.A.	5/16/24	(8,259)
USD	2,165,267	HUF	790,539,000	Goldman Sachs Bank USA	5/16/24	5,648
USD	516,293	HUF	188,944,000	HSBC Bank	5/16/24	130
USD	1,101,180	IDR	17,352,400,000	BNP Paribas S.A.	5/16/24	8,135
USD	900,695	IDR	14,174,600,000	BNP Paribas S.A.	5/16/24	7,823
USD	994,438	IDR	15,768,800,000	State Street Bank and Trust Co	5/16/24	1,145
USD	2,140,839	INR	179,124,000	Citibank, N. A.	5/16/24	(4,792)
USD	1,090,661	KRW	1,438,800,000	Royal Bank of Canada	5/16/24	22,048
USD	118,083	MXN	1,986,000	Brown Brothers Harriman & Co	5/16/24	(540)
USD	707,280	MXN	12,207,000	Goldman Sachs Bank USA	5/16/24	(21,837)
USD	1,287,077	MXN	21,531,000	Goldman Sachs Bank USA	5/16/24	1,043
USD	1,120,120	MXN	19,099,000	JPMorgan Chase Bank, N.A.	5/16/24	(20,652)
USD	1,498,785	MXN	25,173,000	State Street Bank and Trust Co	5/16/24	(4,785)
USD	750,882	MYR	3,510,000	Goldman Sachs Bank USA	5/16/24	7,118
USD	544,940	MYR	2,598,000	Goldman Sachs Bank USA	5/16/24	(5,573)
USD	1,926,994	PEN	7,335,000	BNP Paribas S.A.	5/16/24	(43,108)
USD	1,579,032	PEN	5,898,000	BNP Paribas S.A.	5/16/24	(5,108)
USD	672,098	PLN	2,654,000	BNP Paribas S.A.	5/16/24	7,926
USD	2,011,754	PLN	8,044,000	Citibank, N. A.	5/16/24	(1,280)
USD	1,852,218	PLN	7,394,000	Goldman Sachs Bank USA	5/16/24	1,847
USD	2,291,760	PLN	9,038,000	JPMorgan Chase Bank, N.A.	5/16/24	29,973
USD	1,022,972	THB	36,738,000	JPMorgan Chase Bank, N.A.	5/16/24	11,914
USD	851,390	THB	30,434,000	JPMorgan Chase Bank, N.A.	5/16/24	13,823
USD	1,156,964	TRY	39,889,000	Goldman Sachs Bank USA	5/16/24	(12,261)
USD	1,103,333	TRY	38,411,000	Goldman Sachs Bank USA	5/16/24	(22,570)
USD	1,084,659	TWD	34,080,000	Citibank, N. A.	5/16/24	14,147
USD	2,261,938	ZAR	42,796,000	Canadian Imperial Bk. of Comm.	5/16/24	10,447
USD	816,942	ZAR	15,726,000	Citibank, N. A.	5/16/24	(10,400)
USD	785,513	ZAR	15,005,000	Goldman Sachs Bank USA	5/16/24	(3,898)
USD	392,114	ZAR	7,375,000	State Street Bank and Trust Co	5/16/24	4,116
ZAR	30,589,000	USD	1,572,666	Canadian Imperial Bk. of Comm.	5/16/24	36,617
ZAR	14,480,000	USD	761,649	HSBC Bank	5/16/24	142
ZAR	35,308,000	USD	1,827,954	Royal Bank of Canada	5/16/24	29,595
ZAR	15,005,000	USD	789,583	State Street Bank and Trust Co	5/16/24	(172)
EGP	21,955,000	USD	393,812	Goldman Sachs Bank USA	3/13/25	45,574

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(760,081)
Unrealized Appreciation						459,144
Unrealized Depreciation						(1,219,225)

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	Korean won
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
PYG	-	Paraguay Guarani
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $51,163.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,344,511 or 1.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	51,362,343	52,667,800	45,435,405	782,144	-	-	58,594,738	0.1%
Total	51,362,343	52,667,800	45,435,405	782,144	-	-	58,594,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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